Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000011741 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011741 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011741 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011741 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011741 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011741 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011741 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011741 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011741 | Trade Desk, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011741 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011741 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011741 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011741 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011741 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000011741 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011741 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011741 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000011741 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000011741 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011740 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011740 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011740 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011740 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011740 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011740 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011740 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011740 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011740 | Trade Desk, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011740 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011740 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011740 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011740 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011740 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000011740 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011740 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011740 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000011740 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000011740 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011754 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.70%
C000011754 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011754 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011754 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011754 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011754 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011754 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011754 | BYD Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011754 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011754 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011754 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011754 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011754 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011754 | United States
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011754 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011754 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011754 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.20%
C000011754 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000011754 | China
Holdings [Line Items]
Percent of Total Investments	21.90%
C000011754 | India
Holdings [Line Items]
Percent of Total Investments	24.30%
C000011753 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.70%
C000011753 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011753 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011753 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011753 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011753 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011753 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011753 | BYD Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011753 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011753 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011753 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011753 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011753 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011753 | United States
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011753 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011753 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011753 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	8.20%
C000011753 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000011753 | China
Holdings [Line Items]
Percent of Total Investments	21.90%
C000011753 | India
Holdings [Line Items]
Percent of Total Investments	24.30%
C000011764 | Region Africa
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000011764 | Region South America
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011764 | Region Asia
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011764 | Region Europe
Holdings [Line Items]
Percent of Total Investments	18.20%
C000011764 | Region North America
Holdings [Line Items]
Percent of Total Investments	69.80%
C000011764 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011764 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011764 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000011764 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000011764 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011764 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011764 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011764 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011764 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011764 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011764 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011764 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.70%
C000011764 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	18.70%
C000011764 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	45.60%
C000097939 | Region Africa
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000097939 | Region South America
Holdings [Line Items]
Percent of Total Investments	0.50%
C000097939 | Region Asia
Holdings [Line Items]
Percent of Total Investments	8.40%
C000097939 | Region Europe
Holdings [Line Items]
Percent of Total Investments	18.20%
C000097939 | Region North America
Holdings [Line Items]
Percent of Total Investments	69.80%
C000097939 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000097939 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.40%
C000097939 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000097939 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000097939 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000097939 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000097939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000097939 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.50%
C000097939 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000097939 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.00%
C000097939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.90%
C000097939 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.70%
C000097939 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	18.70%
C000097939 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	45.60%
C000011757 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.40%
C000011757 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000011757 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000011757 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011757 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011757 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011757 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011757 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011757 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011757 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000011757 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.40%
C000011757 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	50.00%
C000011758 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.40%
C000011758 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000011758 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000011758 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011758 | Snowflake, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011758 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011758 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011758 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011758 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011758 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000011758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.40%
C000011758 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	50.00%
C000011752 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011752 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011752 | D
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011752 | CC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011752 | CCC
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000011752 | B
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000011752 | BB
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000011752 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000011752 | A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011752 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011752 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011752 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.30%
C000011752 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011752 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	55.60%
C000011752 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011751 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011751 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011751 | D
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011751 | CC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011751 | CCC
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000011751 | B
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000011751 | BB
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000011751 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000011751 | A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011751 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011751 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011751 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.30%
C000011751 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011751 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	55.60%
C000011751 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.90%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%